Geological event - Alagoas	12 Months Ended
Dec. 31, 2023
Geological Event - Alagoas
Geological event - Alagoas

24 Geological event - Alagoas

The Company operated, since its formation and subsequently as the successor of the company Salgema, salt mining wells located in Maceió city, state of Alagoas, with the purpose of supplying raw material to its chlor-alkali and dichloroethane plant. In March 2018, an earthquake hit certain districts of Maceió, where the wells are located, and cracks were found in buildings and public streets of Pinheiro, Bebedouro, Mutange and Bom Parto districts.

In May 2019, the Geological Survey of Brazil (“CPRM”) issued a report, indicating that the geological phenomenon observed in the region, could be related to the rock salt exploration activities developed by Braskem. In view of these events, on May 9, 2019, Braskem preventively decided to suspend its salt mining activities and the operation of its chlor-alkali and dichloroethane plant.

Since then, the Company has been devoting its best efforts to understand the geological event: (i) possible surface effects; and (ii) the analyses of cavities’ stability. The results are being shared with the Brazilian National Mining Agency (“ANM”) and other pertinent authorities, which the Company has been maintaining constant dialogue.

Braskem presented to ANM the measures for shutting down its salt mining fronts in Maceió, with measures for the closure of its cavities, and, on November 14, 2019, it proposed the creation of a protective area surrounding certain cavities as a precautionary measure to ensure public safety. These measures are based on a study conducted by the Institute of Geomechanics of Leipzig (IFG), in Germany, an international reference in the geomechanical analysis of areas of salt extraction by dissolution and are being adopted in coordination with the Civil Defense of Maceió and other authorities.

As a result of the geological phenomenon, negotiations were conducted with public and regulatory authorities that resulted in the Agreements executed, including:

(i)	Instrument of Agreement to Support the Relocation of People in Risk Areas (“Agreement for Compensation of Residents"), entered into with State Prosecution Office (“MPE”), the State Public Defender’s Office (“DPE”), the Federal Prosecution Office (“MPF”) and the Federal Public Defender’s Office (“DPU”), which was ratified by the court on January 3, 2020, adjusted by its resolutions and subsequent amendments, which establish cooperative actions for relocating residents from risk areas, defined in the Map of Sectors of Damages and Priority Action Lines by the Civil Defense of Maceió (“Civil Defense Map”), as updated in December 2020 (version 4), and guaranteed their safety, which provides support, under the Financial Compensation and Support for Relocation Program (“PCF”) implemented by Braskem to the population in the areas of the Civil Defense Map, as well as the dismissal of the Public-Interest Civil Action (Reparations for Residents), as detailed in Note 24.1 (i).
(ii)	Instrument of Agreement with the Labor Prosecution Office of the State of Alagoas (MPT - AL), entered into on February 14, 2020, in the amount of R$40, for implementation of the Program to Recover Business and Promote Education for residents and workers from the districts affected by the geological phenomenon. The program consists of support for the construction of daycare centers and schools and for administering professional training programs, as well as support for the Civil Defense to hire skilled professionals to continue monitoring the risk areas in the districts affected. On March 3, 2020, with the approval of the agreement by the court, the Public-Interest Civil Action (Reparation for Workers) was dismissed;
(iii)	Instrument of Agreement to Dismiss the Public-Interest Civil Action on Socio-Environmental Reparation and the Agreement to define the measures to be adopted regarding the preliminary injunctions of the Public-Interest Civil Action on Socio-Environmental Reparation (jointly referred to as “Agreement for Socio-Environmental Reparation”), signed with the MPF with the MPE as the intervening party, on December 30, 2020, in which the Company mainly undertook to: (i) adopt measures to stabilize and monitor the subsidence phenomenon arising from salt mining; (ii) repair, mitigate or compensate possible environmental impacts and damages arising from salt mining in the Municipality of Maceió; and (iii) repair, mitigate or compensate possible socio-environmental impacts and damages arising from salt mining in the Municipality of Maceió, as well as the termination of the Public-Interest Civil Action (Socio-environmental Reparation) related to the Company, as detailed in Note 24.1 (iii). Moreover, the Agreement for Socio-Environmental Reparation envisages the inclusion of other parties, which depends on specific negotiation with such potential parties;
(iv)	Instrument of Agreement for Implementation of Socioeconomic Measures for the Requalification of the Flexal Area (“Flexal Agreement”) entered into with MPF, MPE, DPU and the Municipality of Maceió and ratified on October 26, 2022 by the 3rd Federal Court of Maceió, which establishes the adoption of requalification actions in the Flexais region, compensation to the Municipality of Maceió and indemnities to the residents of this location;
(v)	Instrument of Global Agreement with the Municipality of Maceió (“Instrument of Global Agreement”) ratified on July 21, 2023 by the 3rd Federal Court of Maceió, which establishes, among other things: (a) payment of R$1.7 billion as indemnity, compensation and full reimbursement for any property and non-property damages caused to the Municipality of Maceió; (b) adherence of the Municipality of Maceió to the terms of the Socio-environmental Agreement, including the Social Actions Plan (PAS).

The Company's Management, based on its assessment and that of its external advisers, taking into account the short and long-term effects of technical studies prepared, available information and the best estimate of expenses for implementing the measures related to the geological event in Alagoas, provision changes in the fiscal year ended on December 31, 2023 and 2022 were:

	2023	2022

Balance at the beginning of the year	6,627	7,661

Additions (*)	2,307	1,520
Payments (**)	(3,826)	(2,743)
Realization of present value adjusment	132	188
Balance at the end of the year	5,240	6,627

Current liability	2,759	4,248
Non-current liability	2,481	2,379
Total	5,240	6,627

(*)	In 2023, include: a) the additional provision of R$ 980 (R$ 920 net of present value adjustment) of the Instrument of Global Agreement of R$ 1.7 billion disclosed above, of which approximately R$ 720 were already provisioned. Of this amount, R$700 was disbursed in 2023 and R$1 billion (R$961 net of present value adjustment) is classified as other accounts payable; b) monetary adjustment in total of R$ 114 classified as financial expense.
(**)	Of this amount, R$2,686 (2022: R$ 2,532) refers to payments made and R$1,140 (2022: R$ 211) was reclassified to other accounts payable.

The current provision can be segregated into the following action fronts:

a. Support for relocation and compensation: Refers to initiatives to support relocation and compensation of the residents, business and real state owners of properties located in the Civil Defense Map (version 4) updated in December 2020, including establishments that requires special measures for their relocation, such as hospitals, schools and public equipment.

These actions have a provision of R$ 1,353 (2022: R$ 2,087) comprising expenses related to relocation actions, such as relocation allowance, rent allowance, household goods transportation and negotiation of individual agreements for financial compensation.

b. Actions for closing and monitoring the salt cavities, environmental actions and other technical matters: Based on the findings of sonar and technical studies, stabilization and monitoring actions were defined for all 35 existing mining areas. On December 10, 2023, after an atypical microseismic activity, cavity 18 collapsed. Considering the best technical information available as of the reporting date, there is an indication that direct impacts of this occurrence are limited to the cavity's location, within the protective area, which has been vacated since April 2020. The event in cavity 18 led to preventive stoppage of activities in the protective and surrounding area, which were resumed in February 2024 after the release of access to the area by the Civil Defense of Maceió.

Based on preliminary results from the analysis of event in cavity 18, the indication is that filling with sand will not be necessary for this cavity. To find a definitive solution for the six cavities, previously expected to be monitored by sonar (monitoring group), the Company decided that they should be filled with sand.

Considering the progress made in the last half of 2023 and the cavity 18 event, the new configuration of the closure plan for the 35 mining areas considers that:

(i)	13 cavities are recommended to be filled with sand. Of these, filling for 5 has been completed, filling for 2 is in progress. For the 6 cavities recently included in the filling with sand group, the activities are under planning;
(ii)	6 cavities do not have indication of additional measures, whereas natural filling was confirmed for 5 cavities and 1 cavity, the cavity 18, has its evaluation in progress, with an indication that filling with sand will not be required;
(iii)	16 cavities should be buffered, which is a technique that consists of pressurizing the cavity. Of these, buffering was completed for 9.

All Company's actions are based on technical studies prepared by outsourced specialists, whose recommendations are submitted to competent authorities and respect the periods of time agreed under the closing plan, which is public and regularly reevaluated jointly with the ANM. After the events in this period, the plan to close mining areas is under revision.

The provisioned amount of R$1,583 (2022: R$1,367) to implement the actions for closing and monitoring the salt cavities, environmental actions and other technical matters was calculated based on existing techniques and the solutions planned for the current conditions of the cavities, including expenses with technical studies and monitoring, as well as environmental actions already identified. The provision amount may change based on new information, such as: the results of the monitoring of the cavities, the progress of implementing the plans to close mining areas, possible changes that may be required in the environmental plan, the monitoring of the ongoing measures and other possible natural alterations. The monitoring system implemented by Braskem envisages actions developed during and after the closure of mining areas, focusing on safety and monitoring of the region’s stability.

Regarding environmental initiatives, in June 2022, in compliance with the Agreement for Socio-environmental Reparation, Braskem submitted to the MPF the environmental diagnosis containing the assessment of the potential environmental impacts and damages arising from salt mining activities and the environmental plan with proposals of the measures required. As established in the agreement, the parties jointly defined the specialized company that will evaluate and monitor the environmental plan. In December 2022, an additional report on the plan was filed with the MPF. In February 2023, MPF expressed its agreement with this environmental plan, incorporating the suggestions provided in the additional report. Braskem initiated the actions foreseen by the plan, implementing the commitments established in the agreement and sharing the results of its actions with the authorities. Also is agreed that the environmental diagnosis is expected to be updated in December 2025. As one of the developments of the cavity 18 event, although alteration in lagoon's water quality has not been identified, according to the Agreement for Social-Environmental Reparation, the specialized company will prepare an amendment to the current environmental diagnosis report.

c. Social and urban measures: Refers to actions to implement social and urban measures under the Agreement for Socio-environmental Reparation signed on December 30, 2020, allocating R$1,580 for the adoption of actions and measures in vacated areas, urban mobility and social compensation actions, of which R$300 going to indemnification for social damages and collective pain and suffering and possible contingencies related to the actions in the vacated areas and urban mobility actions. On June 30, 2022, the Company filed with MPF the social diagnosis report and the respective social action plan that will support the definition of measures to be adopted. Until December 31, 2023, 24 actions have already been approved. The current provision amount is R$1,369 (2022: R$1,567).

d. Additional measures: Refer to actions related to: (i) actions related to the Technical Cooperation Agreements entered into by the Company; (ii) expenses with managing the geological event in Alagoas relating to communication, compliance, legal services, etc.; (iii) additional measures to assist the region and maintenance of areas, including actions for requalification and indemnification directed to Flexais region; and (iv) other matters classified as a present obligation for the Company, even if not yet formalized. The balance of additional measures described in this item totals R$935 (2022: R$1,604).

The provisions of the Company are based on current estimates and assumptions and may be updated in the future due to new facts and circumstances, including, but not limited to: changes in the execution time, scope and method and the success of action plans; new repercussions or developments arising from the geological event, including possible revision of the Civil Defense Map; and possible studies that indicate recommendations from specialists, including the Technical Monitoring Committee, according to Agreement for Compensation of Residents as detailed in Note 24.1 (i), and other new developments in the matter.

The measures related to the mining areas closure plans are also subject to the analysis and approval by ANM, the monitoring of results of the measures under implementation as well as changes related to the dynamic nature of geological event.

Continuous monitoring is essential for confirming the results of the current recommendations. Accordingly, the plan to close the mining areas may be updated based on the need to adopt technical alternatives to stabilize the subsidence phenomena arising from the extraction of salt. In addition, the assessment of the future behavior of cavities monitored mainly using sonar and piezometers could indicate the need for certain additional measures to stabilize them.

The actions to repair, mitigate or offset potential environmental impacts and damages, as provided for in the Socio-environmental Reparation Agreement, were defined considering the environmental diagnosis already prepared by a specialized and independent company. After the conclusion of all discussions with authorities and regulatory agencies, as per the process established in the agreement, an action plan was agreed to be part of the measures for a Plan to Recover Degraded Areas (“PRAD”).

On December 13, 2023, the Senate established a Parliamentary Inquiry Commission ("CPI") in relation to the geological event in Alagoas. The Company is monitoring the matter.

An investigation has been carried out under secrecy by the Federal Police in Alagoas for around four years. In December 2023, the Federal Police conducted search and seizure of documents under this investigation, named Salt Tears Operation. In this sense, the Company informs that it is and has always been at the disposal of authorities and that it has been providing all the information related to salt mining during the investigation.

The Company has been making progress with local authorities about other indemnification requests to understand them better. Although future disbursements may occur as a result of progress in negotiations, as of the reporting date, the Company is unable to predict the results and timeframe for concluding these negotiations or its possible scope and the total associated costs in addition to those already provisioned for.

It is not possible to anticipate all new claims, related to damages or other nature, that may be brought by individuals or groups, including public or private entities, that understand they suffered impacts or damages somehow related to the geological phenomenon and the relocation of people from risk areas, as well as new notices of infraction or administrative penalties of diverse natures. Braskem continues to face and could still face administrative procedures and various lawsuits filed by individuals or legal entities not included in the PCF or that disagree with the financial compensation offer for individual settlement, as well as new collective actions and new lawsuits filed by public utility concessionaires, entities of the direct or indirect administration of the State, Municipality or Federal level. Therefore, the number of such actions, their nature or the amounts involved cannot be estimated.

Consequently, the Company cannot eliminate the possibility of future developments related to the geological event in Alagoas, the relocation process and actions in vacated and adjacent areas, so the expenses to be incurred may differ from its estimates and provisions.

In February 2023, the Company signed a settlement agreement with the insurance companies related to the claim for the geological event in Alagoas.

24.1 Main lawsuits and contingent liabilities in progress

In the context of this event, the following lawsuits were filed against the Company:

(i) Public-Interest Civil Action (“ACP”) filed by the Alagoas State Prosecution Office and the Alagoas State Public Defender’s Office – Reparation for Residents

In June 2019, the Company was informed of the Public-Interest Civil Action claiming the payment of indemnification for damages caused to the buildings and the residents of areas affected in the Pinheiro district and surrounding areas, in the total minimum amount of R$6.7 billion, with initial request for provisional measure to freeze the Company’s financial and other assets in the same amount. Successive orders to freeze funds resulted in the court blocking of R$3.7 billion in assets in 2019, and the unfreezing occurred in January 2020. Once the case was sent to the Federal Courts, the Federal Prosecution Office started to participate in the action.

The first agreement under this Public-Interest Civil Action (Reparation for Residents) was ratified on January 3, 2020. The Agreement to Support the Relocation of People in Risk Areas (“Agreement for Compensation of Residents”), entered into by Braskem and the MPE, the DPE, the MPF and the DPU (“Authorities”), establishes cooperative actions for relocating people in risk areas and guaranteeing their safety, which provides support under the Financial Compensation and Support for Relocation Program implemented by Braskem, for the population in specified risk areas.

After updates of the Civil Defense Map, two legal instruments were entered into with the Authorities, in July and October 2020, to include properties in the PCF.

On December 30, 2020, the Company and the Authorities executed a second amendment to the Agreement for Compensation of Residents to terminate the Public-Interest Civil Action, through which the parties agreed to include in PCF the relocation of additional properties defined in the updated version of the Civil Defense Map, of December 2020, and in the independent technical and specialized studies engaged by the Company on the potential impact of the geological event on the surface of the region (“Studies”). The Agreement for Compensation of Residents includes the area currently affected by the geological event, according to the Civil Defense, and the areas with potential future impacts indicated in the Studies.

To implement the actions envisaged in the Public-Interest Civil Action, the Company undertook to maintain R$2.7 billion in a checking account (R$1.7 billion under the Agreement for Compensation of Residents and an additional R$1 billion under the second amendment), with minimum working capital of R$100, whose transactions will be verified by an external audit company. On December 31, 2023, arising from the costs incurred related to the PCF, the balance of this checking account corresponded to R$115 under current assets (2022: R$175). In addition, the Company and the Authorities agreed to: (i) create a technical group (Technical Monitoring Committee) to monitor the geological event and study the areas adjacent to the Civil Defense Map for a period of five years; and (ii) maintain a performance bond in the current amount of R$615 (down from the R$2 billion performance bond envisaged in the Agreement for Compensation of Residents).

With the judicial ratification by the courts of the Agreement for Compensation of Residents on January 6, 2021, this Public-Interest Civil Action was terminated.

(ii) Public-Interest Civil Action (ACP) filed by the Federal Prosecution Office (MPF), Federal Public Defender’s Office (DPU) and Alagoas State Prosecution Office (MPE/AL): Reparation for Residents – Map Version 5

On November 30, 2023, the Company was informed of the Public-Interest Civil Action filed by the MPF, DPU and MPE against the Municipality of Maceió and Braskem, with a request for a injunctive relief based on evidence, against the Municipality of Maceió: (i) the disclosure of the new Map of Priority Action Lines, Version 5, and (ii) preparation of the Action Plan to address issues related to the identification of the roads and public equipment located in the region. Against Braskem, they request through a preliminary injunction: (i) inclusion in the PCF of the new criticality area 00 (area defined by the Civil Defense of Maceió with recommendation of allocation) of Version 5 of the Civil Defense Map and making feasible the optional inclusion of all residents affected whose properties are located in the criticality area 01 (area defined by the Civil Defense of Maceió with recommendation of monitoring) of Version 5 of the Map, with inflation adjustment corresponding to the amounts adopted by the PCF; (ii) establishment, with the permission of the affected party of the criticality area 01, of a Program for Reparation of Damage to Properties resulting from the alleged depreciation of the property, as well as the alleged pain and suffering resulting from the inclusion of the property in the Map; (iii) engagement of independent and specialized firm to identify the alleged damage to properties if the affected party decides to remain in the area of criticality 01 of Version 5 of the Civil Defense Map; and (iv) engagement of independent and specialized technical advisory to provide support to the affected parties in the analysis of the scenarios and decision-making of their relocation or staying in the area. On the merits, they request confirmation of the preliminary injunctions.

On November 30, 2023, the judge rendered a decision granting the injunctive relief based on evidence of the plaintiffs. Against this decision, Braskem proposed suspension of the preliminary injunction and filed an interlocutory appeal. On January 22, 2024, the decision rendered in the interlocutory appeal determined “the immediate suspension of the provisory execution determined by the trial court”, decision maintained by the full court until the final and unappealable judgment of the interlocutory appeal.

The amount assigned to the case by the plaintiffs in the lawsuit is R$1 billion.

The Management, supported by the opinion of the external legal advisors, classifies the probability of loss in this case as possible.

(iii) Public-Interest Civil Action filed by the Alagoas State Federal Prosecution Office – Social-environmental reparation

In April 2020, the Company was informed of the Public-Interest Civil Action claiming the payment by the Company of indemnification for socio-environmental damages and other collective damages, as well as the adoption of corrective and environmental compliance measures, with preliminary injunction requiring the freezing of assets, suspension of borrowings with the Brazilian Development Bank (“BNDES”), formation of an own private fund in the initial amount of R$3.1 billion and the pledging of guarantees in the amount of R$20.5 billion. The amount of the action was R$27.6 billion.

On December 30, 2020, the Agreement for Socio-environmental Reparation was executed, with the Company mainly undertaking to: (i) adopt measures to stabilize and monitor the subsidence phenomenon resulting from salt mining; (ii) repair, mitigate or compensate potential impacts and environmental damages arising from salt mining in the Municipality of Maceió; and (iii) repair, mitigate or compensate potential impacts and social and urban damages arising from salt mining in the Municipality of Maceió, as detailed below:

(i) To stabilize the cavities and monitor the soil, the Company continues to implement the action plans involving the closure of mining fronts prepared by Braskem and approved by the ANM, whose measures can be adjusted until the stability of the subsidence phenomenon resulting from salt mining is verified.

(ii) Regarding the potential environmental impacts and damages resulting from salt mining in the Municipality of Maceió: as agreed with the MPF, the Company hired a specialized independent company to identify and recommend measures for recovering, mitigating or compensating any environmental impacts identified as the result of salt mining activities in Maceió. The study and the second opinion report on the environmental planning were delivered to the MPF on June 30, 2022 and December 7, 2022, respectively, and will follow the procedures as per the agreement for final consolidation of the actions to be adopted in the mutual agreement between the Company and the MPF, but it is not possible to predict the outcome or if it will result in additional amounts other than those already recorded in the provision.

(iii) Regarding potential impacts and social and urban damages arising from salt mining in the city of Maceió: to allocate the maximum amount of R$1.3 billion for adopting actions and measures in vacated areas, urban mobility actions and social compensation actions. For these social compensation actions and measures, on June 30, 2022, the Company filed with the MPF the report and the respective plan of social action that will be used as base to define the measures to be adopted. Braskem also will allocate the amount of R$300 for indemnification for social and collective pain and suffering and possible contingencies related to actions in vacated areas and in urban mobility actions.

The Company and the Federal Prosecution Office also agreed to hire a specialized consultancy to evaluate the Company’s Social and Environmental Management Program and on the pledging of security interest involving certain assets of the Company in the amount of R$2.8 billion to substitute the performance bond of R$1 billion.

The Agreement for Socio-environmental Reparation was ratified by Court on January 6, 2021, with the termination of the Public-Interest Civil Action for Socio-environmental Reparation regarding to Braskem.

Finally, under the Agreement for Socio-environmental Reparation, on January 21, 2021 the Civil Investigation launched in June 2020 by the MPE was terminated. It aimed to: (i) calculate the extent of the urban damages caused by the geological event that occurred in Maceió; (ii) seek, from liable parties, necessary and adequate architectural solutions for the destination, restoration and/or use of the cited empty spaces left in the districts impacted; (iii) calculate, if applicable, potential compensatory liabilities for the damages caused to the urban order.

On July 21, 2023, the 3rd Federal Court of Maceió ratified the full adherence of the Municipality of Maceió to the terms of the Socio-environmental Agreement, including the Social Actions Plan (PAS), also ratifying adherence in connection with the Instrument of Partial Adhesion on Urban Mobility.

(iv) Public-Interest Civil Action filed by the State Public Defender's Office of Alagoas: Request for Additional Collective Moral Damages

In March 2024, the Company was informed of the Public-interest Civil Action filed by DPE against Braskem, seeking, among other requests, to challenge clause 69 of the Agreement for Socio-environmental Reparation (payment of R$ 150 for collective moral damages) alleging that there were facts subsequent to the date of the agreement that would give rise to additional damages.

DPE sustains that: (i) the waiver set forth in the Agreement for Socio-environmental Reparation would not cover future damages; (ii) the transfer of the property of the PCF to Braskem would violate constitutional principles; (iii) the damage caused should be fairly compensated; (iv) collective existential damages should be compensated; and (v) Braskem should be condemned for illicit profit, yet to be liquidated.

Based on such allegations, it requests, as a preliminary measure: (i) the suspension of clause 58, second paragraph, of the Agreement for Socio-environmental Reparation, in order to rule out the possibility of reversion of the area to the benefit of Braskem; (ii) the imposition of inalienability to the PCF area until the final and unappealable decision on the merits of the claim, considering the need for the assets acquired by the Financial Compensation Program not to be subject to any disposal, nor subject to seizure.

On the merits, it requests, among others: (i) the loss of all properties subject to the PCF, with the possibility of reverting the area to the victims or to public domain, in addition to the conviction of Braskem to the payment, as collective and social moral damages, to the same amount spent by Braskem for material damages; (ii) the conviction of Braskem, as existential damages, for the loss of all properties subject to the PCF; (iii) the conviction of Braskem for illicit profit, with the loss of the PCF properties, in addition to the payment of the amounts the Company obtained due to its alleged illicit conduct (to be determined in a liquidation proceeding); (iv) subpoena to the Investor Relations Officer, for the purposes of regulatory obligations, with publication of a relevant fact.

The value of the case attributed by the DPE is R$150.

Management, supported by the opinion of external legal advisors, classifies the probability of loss in this case as possible.

(v) Public-Interest Civil Action filed by the Federal Public Defender’s Office (“DPU”): refusal of insurance within the scope of Housing Financial System (“SFH”)

In November 2021, the Company was informed of the Public-Interest Civil Action filed by DPU to question the denial of necessary insurance for contracts under the SFH to acquire properties located within a radius of 1 km outside the risk area defined by the version 4 map of Civil Defense authorities, which is the subject matter of the Residents PCA agreement – see item (i).

Insurers linked to SFH, financial agents, the regulatory agency and Braskem are the defendants. The main claim is only against the insurers, financial agents and the regulatory agency on the grounds that the refusal to contract the insurance is abusive and has no technical or legal grounds. There is a secondary and eventual claim to sentence Braskem to pay indemnification in an amount to be settled in the future, if the judge understands that the refusal somehow has grounds due to the subsidence phenomenon.

On January 10, 2024, a decision was rendered partially ordering the insurance companies to: (i) refrain from applying the safety margin beyond the risk area defined by the Civil Defense and engaging in unfair pricing and increases to avoid contracting insurance coverage for properties out of and next to the risk area, declaring that there were no denials/decreases in the insurance coverage based exclusively on the safety margin, (ii) call everyone who is interested to reassess the request for housing insurance. Braskem was not found guilty, however an appeal against this decision is possible.

It is not possible to estimate the indemnification amount, which will depend on the evidence of damages submitted by people whose insurance was denied.

The Management, supported by the opinion of the external legal advisors, classifies the probability of loss in this case as possible.

(vi) Public-Interest Civil Action filed by the Alagoas State Public Defender’s Office – Review of terms of the Flexal Agreement

In March 2023, the Company was informed of the Public-interest civil action filed by DPE against the Company, the Federal Government, the State of Alagoas and the Municipality of Maceió seeking, among other claims, the revision of terms of the Flexal Agreement, signed amongst Braskem, the MPF, the MPE, the DPU, and Municipality of Maceió, ratified on October 26, 2022, by the 3rd Federal Court of Alagoas.

Through this lawsuit, the DPE seeks, among other claims, the inclusion of residents of Flexais region, who choose to adhere the PCF, program created under the agreement in ACP (Reparation for Residents), with consequent reallocation of these residents and compensation for moral and material damages in parameters specified in the ACP.

As injunction relief, DPE also requested, that the Municipality of Maceió and Braskem initiated the registration of all residents who requested to be relocated and their concomitant inclusion in the PCF, or, alternatively, requested the freeze of Braskem bank accounts in the amount of R$ 1.7 billion, to guarantee the compensation for moral and material damages to residents of the Flexais region. The injunction relief requests were rejected by the trial and appellate courts. On December 31, 2023, the amount of this action was R$1.9 billion.

On January 19, 2024, a decision was rendered, subjected to appeal by the parties, judging partially valid the requests made by the DPE. The judge determined the following:

(i) deny the request for annulment of the clauses of Flexal Agreement, stating, however, that the settlement described in the agreement must be interpreted as settlement until the date of execution of the agreement, and does not cover property damages related to real estates and their depreciation;

(ii) deny the request for payment of collective pain and suffering;

(iii) grant the payment for pain and suffering while the effects of social isolation persist. The judgment validated the parameters of the program provided in the Flexal Agreement, however it understood that the amounts paid in the program correspond to the period between October 2020 and the date the Flexal Agreement was entered into, therefore payments must continue until the effective requalification of the Flexais region;

(iv) grant the request for indemnity for property damages resulting from the real estate depreciation to be estimated during the phase of fulfillment of the judgment;

(v) determine the development of the case to adjudicate the request for relocation of residents, among others.

The Management, supported by the opinion of the external legal advisor, classifies the probability of loss in this lawsuit as possible.

(vii) Public-Interest Civil Action filed by the Federation of Fishermen of the State of Alagoas (“FEPEAL”) and National Confederation of Fishermen and Aquaculturists (“CNPA”): Fishermen Reparation

In August 2023, the Company was informed of the Public-Interest Civil Action filed by FEPEAL and CNPA (jointly the “Associations”) against the Company, seeking compensation for material damages (damages and loss of profit) and homogeneous individual and collective morals damages for the Associations and each of the alleged 8,493 affected fishermen represented by the Associations.

As a preliminary measure, the Associations requested, among other claims, that the Company provision sufficient funds to guarantee the compensation of fishermen included in the public-interest civil action, while publishing a material fact notice to the shareholders, requests that were denied by the Court.

Among other requests, the Associations claim the payment of: (i) compensation for (a) individual and homogeneous moral damages suffered, in the amount of R$50 thousand and (b) material damages in the form of individual and homogeneous loss of profits, in the amount of R$132 thousand in both cases for each of the allegedly affected fishermen; (ii) compensation for collective moral damages for the Associations, in the amount of R$100 thousand; (iii) compensation for collective material damages to the Associations, in the amount of R$750 thousand; and (iv) attorney fees in the amount of 20% on the value of the award.

On December 31, 2023, the plaintiffs’ claims amount to R$1.9 billion, and the Management, supported by an opinion of its external legal advisors, classifies the likelihood of loss in the amount of R$1.6 billion as possible and the amount of R$321 as remote.

(viii) Public-Interest Civil Action filed by the Federation of Fishermen of the State of Alagoas (“FEPEAL”): Fishermen Financial Assistance

On December 13, 2023, the Company became aware of the ACP, with request for advance relief, filed by FEPEAL, which requested the payment of an emergency financial assistance to the fishermen who work in Mundaú Lagoon, in the monthly amount of R$1,946.75, while the prohibition imposed by Administrative Rule 77/ Port Authority of Alagoas (“CPAL”) of navigating in part of the Lagoon remains.

As a result of negotiations between the parties of ACP and other institutions, started in December 2023, to enter into an agreement about the topic, on February 7, 2024, the Agreement between Braskem, FEPEAL, CNPA and DPU was approved for the payment of indemnification for fishermen and shellfish collectors temporarily affected by restricted traffic of vessels in Mundaú Lagoon, in the perimeter determined by the Port Authority of Alagoas, for safety reasons. The agreement envisages the payment by Braskem the equivalent of three minimum wages to up to 1,870 professionals who are registered in the Ministry of Fishing and Agriculture (“MPA”) and can provide evidence of their work in the region. The approval led to dismissal of said ACP with substantive examination.

(ix) Action against the Violation of a Constitutional Fundamental Right (“ADPF”) filed by the Alagoas State Governor

On December 18, 2023, the Company was informed of the action against the ADPF filed by the Alagoas State Governor before the Federal Supreme Court due to some clauses of the agreements entered into out-of-court and ratified in the records of the cases 0803836-61.2019.4.05.8000 (ACP Reparation for Residents, 0806577-74.2019.4.05.8000 (ACP Social-Environmental Reparation) and 0812904-30.2022.4.05.8000 (Flexal Agreement), which deal with the settlement to the Company, as well as the acquisition and exploration of vacant properties.

On December 18, 2023, Braskem presented a statement applying for the denial of the ADPF continuance. On January 10, 2024 , the judge rapporteur determined the testimony of Braskem, Municipality of Maceió /AL, State of Alagoas Prosecution Office, Alagoas State Defender’s Office and Federal Public Defender’s Office and the statement of the Office of the Attorney General and Office for the General Counsel for the Federal Government.

The case has no amount attributed to it. The Management, supported by the opinion of the external legal advisors, classifies the probability of loss in this case as possible.

(x) Indemnity Claim: Companhia Brasileira de Trens Urbanos (“CBTU”)

On February 2, 2021, the Company was notified of the filing of a lawsuit by Companhia Brasileira de Trens Urbanos, formulating initially only a preliminary injunction for maintaining the terms of the cooperation agreement signed previously by the parties. The request was denied in lower and appellate courts, given the fulfillment of the obligations undertaken by Braskem. On February 24, 2021, CBTU filed an amendment to the initial request claiming the payment of compensation for losses and damages in the amount of R$222 and for moral damages in the amount of R$ 0.5, as well as the imposition of obligations, including the construction of a new rail line to substitute the stretch that passed through the risk area.

On December 31, 2023, the updated value of this lawsuit is R$1.46 billion (2022: R$1.43 billion). Braskem entered into a memorandum of understanding with CBTU to seek a consensual solution and suspend the lawsuit during the negotiation period and has made progress in the technical understanding about the topic. As a result of a joint petition filed by the parties, the lawsuit was suspended until June 2024.

The Management, based on its assessment and that of its external legal advisors, classifies the probability of loss in this case as possible.

(xi) Indemnity Claim: Pinheiro District Property

In July 2019, the Company was informed of the action for damages filed by Construtora Humberto Lobo (under court-supervised reorganization), a Contractor that claimed it suffered damages and loss of profits due to an agreement to purchase from Braskem a property in the District of Pinheiro. Said agreement was terminated by Braskem due to lack of payment by the Contractor. Nevertheless, the Contractor claims that Braskem omitted information on the existence of structural problems in the deactivated salt mining wells located on said property. On July 5, 2023, a decision was rendered in favor of Braskem. It did not recognize the existence of the alleged loss of profits and alleged damage to the contractor’s image, only ordering the return of R$3 by Braskem to the plaintiff, plus inflation adjustment, to be deducted from the amounts already received by Humberto Lobo during the lawsuit. The lawsuit is ongoing, and Management, supported by the opinion of the external legal advisors, classifies the probability of loss in this case as possible. As of December 31, 2023, the amount of this action is R$0.5 (2022: R$306).

(xii) Indemnity Claim: State of Alagoas

In March 2023, the Company was informed of the claim filed by the State of Alagoas, requesting compensation for alleged damages resulting, among others claims, from the loss of properties within the risk area defined by the Civil Defense of Maceió, alleged investments initiated by the State of Alagoas and that would have become void unusable due to the evacuation of the risk area and alleged loss of tax revenue, with a request that such damages to be determined by a court appraiser.

On October 10, 2023, the trial court handed down summary judgment ordering Braskem to reimburse the amounts invested, public equipment and losses in tax collection as required by the State of Alagoas. The indemnity amounts must be set in the award calculation phase. The Company filed an appeal against the decision. On December 31, 2023, the amount of this action is R$1.4 billion. There is a performance bond pledged by the Company for this lawsuit in the amount of R$1.4 billion.

The Management, supported by the opinion of its external legal advisor, classifies the probability of loss in this lawsuit as possible.

(xiii) Other individual actions: Indemnifications related to the impacts of subsidence and relocation of areas affected

On December 31, 2023, Braskem was defendant in several other actions, that, in aggregate, involve the amount of R$1.4 billion (2022: R$1 billion), filed in Brazil and abroad, seeking the payment of indemnifications directly or indirectly related to the geological event in Maceió.

The Management, supported by the opinion of its external legal advisor, classifies the probability of loss of the other individual lawsuits, in the total amount mentioned above, as possible.

(xiv) Administrative Proceeding: Tax Assessment Notice issued by the Environment Institute of Alagoas State (“IMA”)

On December 4, 2023, the Environment Institute of Alagoas State issued a fine of R$70 to the Company due to the alleged environmental degradation resulting from the soil displacement in the region where the mining front is closed in the municipality of Maceió. Considering that in 2019 Braskem had already been fined for the same event and legal grounds, a defense to the tax assessment notice was filed for bis in idem. The original tax assessment notice of 2019 was closed with the signature of the Consent Decree (TAC) on December 23, 2023.

The Management, supported by the opinion of the external legal advisors, classifies the probability of loss in this case as possible.